Related Parties - Gross Amount Booked/Charged for the Air Ticketing and Hotel and Packages Transactions (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Balance Outstanding
Trade payables	$ 23,812	$ 21,018
Prepaid expenses	2,988	3,063
Trip.com and its Subsidiaries [Member]
Balance Outstanding
Trade and other receivables	62	657
Trade payables	$ 489	1,138
Prepaid expenses		$ 97